UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SuttonBrook Capital Management, LP
Address: 598 Madison Ave
         6th Fl
         New York, NY  10022

13F File Number:  028-10322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rich Potapchuk
Title:     CFO
Phone:     212 588-6600

Signature, Place, and Date of Signing:

 Rich Potapchuk     New York, NY     May 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $178,159 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMYLIN PHARMACEUTICALS INC     COM              032346108      200   200000 SH  PUT  SOLE                   200000        0        0
ANADARKO PETE CORP             COM              032511107    11102   141718 SH       SOLE                   141718        0        0
ATHENAHEALTH INC               COM              04685W103      343    70000 SH  CALL SOLE                    70000        0        0
ATHENAHEALTH INC               COM              04685W103       75   250000 SH  PUT  SOLE                   250000        0        0
BP PLC                         SPONSORED ADR    055622104    11120   247100 SH       SOLE                   247100        0        0
CHEMTURA CORP                  COM NEW          163893209    15747   927401 SH       SOLE                   927401        0        0
CHESAPEAKE ENERGY CORP         COM              165167107      155   800000 SH  PUT  SOLE                   800000        0        0
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402     7339  1068301 SH       SOLE                  1068301        0        0
DEUTSCHE BANK AG               NAMEN AKT        D18190898      103  1025000 SH  PUT  SOLE                  1025000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    11016  1006000 SH       SOLE                  1006000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401      153   300000 SH  CALL SOLE                   300000        0        0
EXPRESS SCRIPTS INC            COM              302182100    13545   250000 SH       SOLE                   250000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105     6768   450000 SH       SOLE                   450000        0        0
HOWARD HUGHES CORP             COM              44267D107    16401   256786 SH       SOLE                   256786        0        0
ILLUMINA INC                   COM              452327109    10522   200000 SH       SOLE                   200000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      995  2500000 SH  PUT  SOLE                  2500000        0        0
MBIA INC                       COM              55262C100    11211  1143975 SH       SOLE                  1143975        0        0
MBIA INC                       COM              55262C100     1300  2000000 SH  CALL SOLE                  2000000        0        0
MEADWESTVACO CORP              COM              583334107    15005   475000 SH       SOLE                   475000        0        0
NETFLIX INC                    COM              64110L106     1630   200000 SH  PUT  SOLE                   200000        0        0
OREXIGEN THERAPEUTICS INC      COM              686164104      750   500000 SH  CALL SOLE                   500000        0        0
PENTAIR INC                    COM              709631105     6189   130000 SH       SOLE                   130000        0        0
SANOFI                         RIGHT 12/31/2020 80105N113       89    66135 SH       SOLE                    66135        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      509     3617 SH       SOLE                     3617        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108     7778   394000 SH       SOLE                   394000        0        0
VIVUS INC                      COM              928551100     7962   356090 SH       SOLE                   356090        0        0
VIVUS INC                      COM              928551100     1570   606100 SH  CALL SOLE                   606100        0        0
VIVUS INC                      COM              928551100      674   405000 SH  PUT  SOLE                   405000        0        0
YAHOO INC                      COM              984332106       85   500000 SH  CALL SOLE                   500000        0        0
YAHOO INC                      COM              984332106    17823  1171000 SH       SOLE                  1171000        0        0